7. SUBORDINATED DEBT: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate atEnd of Year			Weighted Average Interest RateDuring Year
2020	2019	2018	2020	2019	2018

3.10%	2.96%	2.70%	3.01%	2.81%	2.66%